Financial risk management (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (215)	$ (12,586)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(177)	(12,586)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (38)	$ 0